UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY 10018
(Address of principal executive offices)	(Zip code)
Robert White, Treasurer 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 479-1600
Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

LCM | Advent/Claymore Enhanced Growth & Income Fund
Portfolio of Investments
July 31, 2010 (unaudited)

Principal Amount			Value

	Total Investments — 126.9%
	Convertible Bonds — 54.9%
	Agriculture - 1.4%
CNY 15,000,000	China Green Holdings Ltd., Ser. CGHL, NR
	0.00%, 10/29/10 (Bermuda) (c )		$ 2,270,480

	Airlines - 0.7%
$ 1,000,000	UAL Corp., CCC
	4.50%, 6/30/21 (a)		1,015,000

	Apparel - 1.3%
HK$ 13,000,000	Yue Yuen Industrial Holdings Ltd., NR
	0.00%, 11/17/11 (Bermuda)		1,973,290

	Auto Manufacturers - 1.3%
$ 900,000	Ford Motor Co., B
	4.25%, 11/15/16 (a)		1,369,125
$ 600,000	Navistar International Corp., B
	3.00%, 10/15/14 (a)		736,500
			2,105,625
	Beverages - 0.4%
$ 725,000	Central European Distribution Corp., B-
	3.00%, 3/15/13 (a)		638,906

	Biotechnology - 4.1%
$ 2,500,000	Amylin Pharmaceuticals, Inc., NR
	3.00%, 6/15/14 (a)		2,165,625
$ 1,500,000	Gilead Sciences, Inc., NR
	0.625%, 5/1/13		1,605,000
$ 450,000	Human Genome Sciences, Inc., NR
	2.25%, 10/15/11		803,250
$ 1,850,000	Life Technologies Corp., BBB-
	3.25%, 6/15/25 (a)		1,970,250
			6,544,125
	Building Materials - 1.3%
$ 1,996,000	Cemex SAB de CV, NR
	4.875%, 3/15/15 (Mexico) (a)(e)		1,986,020

	Chemicals - 0.5%
HK$ 4,450,000	Sinofert Holdings Ltd., NR
	0.00%, 8/7/11 (Bermuda)		714,886

	Coal - 1.8%
$ 1,850,000	Alpha Natural Resources, Inc., BB
	2.375%, 4/15/15 (a)		1,961,000
$ 800,000	Peabody Energy Corp., B+
	4.75%, 12/15/41 (a)		850,000
			2,811,000
	Commercial Services - 0.7%
$ 1,100,000	Avis Budget Group, Inc., NR
	3.50%, 10/1/14 (a)(e)		1,135,750

	Computers - 2.2%
$ 2,000,000	EMC Corp., A-
	1.75%, 12/1/11 (a)		2,580,000
$ 700,000	EMC Corp., A-
	1.75%, 12/1/13 (a)		943,250
			3,523,250
	Diversified Financial Services - 0.7%
£ 700,000	Aberdeen Asset Management PLC, Ser. ADN, NR
	3.50%, 12/17/14 (United Kingdom)		1,113,015

	Electrical Components & Equipment - 1.7%
CNY 15,900,000	China High Speed Transmission Equipment Group Co., Ltd., Ser. CHIS, NR
	0.00%, 5/14/11 (Cayman Islands) (c )		2,730,083

	Engineering & Construction - 1.1%
$ 1,400,000	Jaiprakash Associates Ltd., NR
	0.00%, 9/12/12 (India)		1,778,000

	Entertainment - 1.0%
$ 1,450,000	International Game Technology, BBB
	3.25%, 5/1/14		1,598,625

	Food - 0.6%
$ 1,000,000	Smithfield Foods, Inc., B-
	4.00%, 6/30/13 (a)		966,250

	Forest Products & Paper - 1.3%
$ 2,225,000	Sino-Forest Corp., BB
	4.25%, 12/15/16 (Canada) (e)		2,105,406

	Healthcare - Products - 3.5%
$ 2,100,000	Beckman Coulter, Inc., BBB
	2.50%, 12/15/36		2,139,375
$ 1,950,000	Hologic, Inc., BB-
	2.00%, 12/15/37 (a)(f)		1,718,438
$ 1,647,000	NuVasive, Inc., NR
	2.25%, 3/15/13		1,684,058
			5,541,871
	Holdings Companies - Diversified - 1.3%
€ 1,350,000	Industrivarden AB, Ser. INDU, A
	2.50%, 2/27/15 (Sweden)		1,972,893

	Insurance - 0.6%
$ 925,000	MGIC Investment Corp., CCC+
	5.00%, 5/1/17 (a)		949,282

	Iron/Steel - 0.8%
$ 1,000,000	ArcelorMittal, BBB
	5.00%, 5/15/14 (Luxembourg) (a)		1,275,000

	Lodging - 1.3%
HK$ 7,100,000	Champion Path Holdings Ltd., NR
	0.00%, 10/28/15 (Hong Kong)		1,172,492
$ 1,011,000	MGM Resorts International, CCC+
	4.25%, 4/15/15 (a)(e)		899,790
			2,072,282
	Media - 0.7%
$ 1,050,000	XM Satellite Radio, Inc., CCC+
	7.00%, 12/1/14 (e)		1,030,313

	Mining - 4.1%
$ 400,000	Enercoal Resources Pte. Ltd., NR
	9.25%, 8/5/14 (Indonesia)		363,483
$ 1,325,000	Goldcorp, Inc., BBB+
	2.00%, 8/1/14 (Canada)		1,505,531
$ 1,000,000	Jaguar Mining, Inc., NR
	4.50%, 11/1/14 (Canada) (e)		937,500
$ 1,000,000	Newmont Mining Corp., BBB+
	1.25%, 7/15/14 (a)		1,332,500
$ 2,200,000	Vedanta Resources Jersey II Ltd., BB
	4.00%, 3/30/17 (United Kingdom)		2,288,000
			6,427,014
	Miscellaneous Manufacturing - 1.7%
$ 1,100,000	Textron, Inc., Ser. TXT, BBB-
	4.50%, 5/1/13 (a)		1,887,875
$ 1,025,000	Trinity Industries, Inc., BB-
	3.875%, 6/1/36 (a)		841,781
			2,729,656
	Oil and Gas - 5.6%
$ 1,881,000	Carrizo Oil & Gas, Inc., NR
	4.375%, 6/1/28 (a)		1,638,821
$ 1,150,000	Chesapeake Energy Corp., BB
	2.25%, 12/15/38 (a)		858,187
$ 1,700,000	Goodrich Petroleum Corp., NR
	5.00%, 10/1/29		1,440,750
$ 2,300,000	PetroBakken Energy Ltd., Ser. REGS, NR
	3.125%, 2/8/16 (Canada)		2,192,374
$ 1,300,000	Seadrill Ltd., NR
	3.625%, 11/8/12 (Bermuda)		1,313,566
$ 1,480,000	Transocean, Inc., Ser. B, BBB+
	1.50%, 12/15/37 (Cayman Islands) (a)		1,361,600
			8,805,298
	Oil and Gas Services - 0.4%
$ 550,000	Cameron International Corp., BBB+
	2.50%, 6/15/26 (a)		684,750

	Packaging & Containers - 0.9%
$ 1,420,000	Owens-Brockway Glass Container, Inc., BB+
	3.00%, 6/1/15 (e)		1,350,775

	Pharmaceuticals - 5.1%
CHF 1,265,000	Actelion Finance SCA, NR
	0.00%, 11/22/11 (Switzerland)		1,190,975
$ 1,350,000	Allergan, Inc., A+
	1.50%, 4/1/26		1,513,687
$ 2,750,000	Cephalon, Inc., NR
	2.50%, 5/1/14 (a)		2,939,062
$ 800,000	Mylan, Inc., BB-
	1.25%, 3/15/12		808,000
$ 1,400,000	Teva Pharmaceutical Finance Co. LLC, Ser. C, A-
	0.25%, 2/1/26 (Israel) (a)		1,615,250
			8,066,974
	Real Estate - 0.6%
$ 857,000	Forest City Enterprises, Inc., B-
	5.00%, 10/15/16 (e)		985,550

	Retail - 0.8%
$ 1,250,000	Sonic Automotive, Inc., B-
	5.00%, 10/1/29 (a)		1,321,875

	Semiconductors - 1.9%
$ 750,000	Intel Corp., A-
	3.25%, 8/1/39 (a)(e)		888,750
$ 1,500,000	ON Semiconductor Corp., B+
	2.625%, 12/15/26 (a)		1,466,250
$ 700,000	Verigy Ltd., NR
	5.25%, 7/15/14 (Singapore)		696,010
			3,051,010
	Telecommunications - 3.1%
$ 1,000,000	Arris Group, Inc., NR
	2.00%, 11/15/26 (a)		957,500
£ 1,500,000	Cable & Wireless Worldwide PLC, NR
	5.75%, 11/24/14 (United Kingdom)		2,431,370
$ 1,500,000	CommScope, Inc., B
	3.25%, 7/1/15 (a)		1,513,125
			4,901,995
	Utility - 0.4%
€ 450,000	International Power Finance Jersey II Ltd., BB
	3.25%, 7/20/13 (United Kingdom)		632,867

	Total Convertible Bonds - 54.9%
	(Cost $84,222,429)		86,809,116

Number of Shares			Value

	Convertible Preferred Stocks - 24.3%
	Auto Manufacturers - 1.6%
55,400	Ford Motor Co. Capital Trust II, 6.50%, 2032 (a)		2,578,316

	Banks - 7.2%
1,650	Bank of America Corp., Ser. L, 7.25%, 2049 (a)		1,518,000
26,070	Citigroup, Inc., 7.50%, 2012		3,172,719
15,626	KeyCorp, Ser. A, 7.75%, 2049 (a)		1,586,039
64,950	Synovus Financial Corp., Ser. tMED, 8.25%, 2013		1,645,184
3,565	Wells Fargo & Co., Ser. L, 7.50%, 2049 (a)		3,475,875
			11,397,817
	Diversified Financial Services - 0.6%
25,000	Omnicare Capital Trust II, Ser. B, 4.00%, 2033 (a)		922,250

	Electric - 3.6%
31,050	Great Plains Energy, Inc., 12.00%, 2012		1,901,347
66,179	PPL Corp., 9.50%, 2013 (a)		3,692,126
			5,593,473
	Food Products - 0.7%
105,600	2009 Dole Food Automatic Common Exchange Security Trust, 7.00%, 2012 (a)(e)		1,155,000

	Insurance - 3.6%
120,249	Hartford Financial Services Group, Inc., 7.25%, 2013 (a)		2,946,100
103,775	XL Group PLC., 10.75%, 2011 (Ireland) (a)		2,750,038
			5,696,138
	Oil & Gas - 3.5%
75,589	Apache Corp., Ser. D, 6.00%, 2013		4,106,750
6,888	Whiting Petroleum Corp., 6.25%, 2049 (a)		1,474,032
			5,580,782
	Pharmaceuticals - 0.8%
1,100	Mylan, Inc., 6.50%, 2010		1,165,725

	Real Estate - 0.5%
14,996	Forest City Enterprises, Inc., Ser. A, 7.00%, 2049		760,110

	Telecommunications - 2.2%
4,617	Lucent Technologies Capital Trust I, 7.75%, 2017 (France)		3,508,920

	Total Convertible Preferred Stocks - 24.3%
	(Cost $34,785,470)		38,358,531

Principal Amount			Value

	Corporate Bonds - 20.9%
	Beverage - 1.3%
$ 2,000,000	Constellation Brands, Inc., BB
	7.25%, 9/1/16		2,085,000

	Chemicals - 1.3%
$ 2,000,000	LBI Escrow Corp., BB
	8.00%, 11/1/17 (e)		2,102,500

	Diversified Financial Services - 1.9%
$ 1,350,000	Capital One Capital V, BB
	10.25%, 8/15/39		1,461,375
$ 1,500,000	CIT Group Funding Co. of Delaware LLC, B+
	10.25%, 5/1/14		1,552,500
			3,013,875
	Electric - 1.3%
$ 2,000,000	NRG Energy, Inc., BB-
	7.25%, 2/1/14		2,050,000

	Food - 1.3%
$ 1,000,000	Smithfield Foods, Inc., B-
	7.00%, 8/1/11		1,017,500
$ 1,000,000	Smithfield Foods, Inc., B+
	10.00%, 7/15/14, Senior Secured Notes (e)		1,117,500
			2,135,000
	Healthcare-Products - 1.1%
$ 1,500,000	Biomet, Inc., B-
	10.00%, 10/15/17		1,661,250

	Healthcare - Services - 2.0%
$ 2,500,000	Apria Healthcare Group, Inc., BB+
	11.25%, 11/1/14 (e)		2,675,000
$ 500,000	HCA, Inc., BB-
	9.25%, 11/15/16		540,000
			3,215,000
	Insurance - 1.8%
$ 1,000,000	AXA SA, BBB
	6.379%, 12/14/36 (France) (d)(e)		795,000
$ 1,000,000	Liberty Mutual Group, Inc., BB
	10.75%, 6/15/58 (d)(e)		1,095,000
$ 800,000	Metlife, Inc., BBB
	10.75%, 8/1/39		988,132
			2,878,132
	Machinery-Diversified - 1.7%
$ 2,500,000	Case New Holland, Inc., BB+
	7.75%, 9/1/13		2,631,250

	Media - 3.0%
$ 3,000,000	Clear Channel Worldwide Holdings, Inc., B
	9.25%, 12/15/17 (e)		3,150,000
$ 500,000	Univision Communications, Inc., B-
	12.00%, 7/1/14 (e)		548,750
$ 1,000,000	UPC Holding BV, B-
	9.875%, 4/15/18 (Netherlands) (e)		1,045,000
			4,743,750
	Pharmaceuticals - 1.1%
$ 1,665,000	Axcan Intermediate Holdings, Inc., B
	12.75%, 3/1/16		1,694,138

	Retail - 1.6%
$ 2,450,000	Toys R Us Property Co. LLC, B+
	8.50%, 12/1/17 (e)		2,578,625

	Telecommunications - 1.5%
$ 1,873,000	iPCS, Inc., BB-
	2.59063%, 5/1/13 (d)		1,774,668
$ 500,000	NII Capital Corp., BB-
	10.00%, 8/15/16		552,500
			2,327,168
	Total Corporate Bonds - 20.9%
	(Cost $31,672,679)		33,115,688

Number of Shares			Value

	Common Stocks — 15.1%
	Agriculture - 1.0%
21,000	Lorillard, Inc. (a)		1,601,040

	Auto Manufacturers - 0.1%
10,000	Ford Motor Co. (a)(b)		127,700

	Banks - 0.4%
5,000	Bank of America Corp. (a)		70,200
20,000	Sumitomo Mitsui Financial Group, Inc. (Japan)		617,586
			687,786
	Beverages - 0.0%
1,000	Central European Distribution Corp. (a)(b)		26,070

	Biotechnology - 0.1%
5,000	Amylin Pharmaceuticals, Inc. (a)(b)		94,600

	Coal - 0.0%
1,600	Alpha Natural Resources, Inc. (a)(b)		61,328

	Computers - 2.0%
8,000	Apple, Inc. (a)(b)		2,058,000
54,000	EMC Corp. (a)(b)		1,068,660
			3,126,660
	Electrical Components & Equipment - 0.1%
77,000	China High Speed Transmission Equipment Co. Ltd. (Cayman Islands)		176,104

	Engineering & Construction - 0.1%
5,000	Fluor Corp. (a)		241,450

	Entertainment - 0.0%
1,000	International Game Technology		15,240

	Healthcare-Products - 0.5%
26,573	NuVasive, Inc. (b)		870,797

	Insurance - 0.0%
7,500	MGIC Investment Corp. (a)(b)		64,425

	Iron/Steel - 0.1%
2,700	ArcelorMittal (Luxembourg) (a)		82,890

	Lodging - 0.2%
381,679	SJM Holdings Ltd. (Hong Kong)		336,686

	Mining - 0.7%
2,500	Freeport-McMoRan Copper & Gold, Inc. (a)		178,850
1,000	Goldcorp, Inc. (Canada)		39,140
2,500	Newmont Mining Corp. (a)		139,750
45,000	Xstrata PLC (United Kingdom)		715,668
			1,073,408
	Miscellaneous Manufacturing - 2.7%
102,500	General Electric Co. (a)		1,652,300
54,100	Honeywell International, Inc. (a)		2,318,726
9,500	Textron, Inc. (a)		197,220
2,000	Trinity Industries, Inc. (a)		40,740
			4,208,986
	Oil & Gas - 1.5%
5,000	Chesapeake Energy Corp. (a)		105,150
10,000	Exxon Mobil Corp. (a)		596,800
25,900	PetroBakken Energy Ltd. (Canada)		567,062
65,000	Valero Energy Corp. (a)		1,104,350
			2,373,362
	Pharmaceuticals - 0.2%
1,000	Cephalon, Inc. (a)(b)		56,750
5,200	Teva Pharmaceutical Industries Ltd., ADR (Israel) (a)		254,020
			310,770
	Real Estate - 0.1%
15,252	Forest City Enterprises, Inc. (b)		193,700

	Retail - 1.1%
79,371	RadioShack Corp. (a)		1,709,651

	Semiconductors - 1.1%
73,150	Intel Corp. (a)		1,506,890
30,000	ON Semiconductor Corp. (a)(b)		202,500
			1,709,390
	Software - 1.3%
77,000	Microsoft Corp. (a)		1,987,370

	Telecommunications - 1.8%
5,000	CommScope, Inc. (a)(b)		101,700
11,761	Frontier Communications Corp.		89,854
30,500	QUALCOMM, Inc. (a)		1,161,440
49,000	Verizon Communications, Inc. (a)		1,423,940
			2,776,934
	Total Common Stocks - 15.1%
	(Cost $23,623,498)		23,856,347

	Exchange-Traded Funds - 5.0%
132,000	Financial Select Sector SPDR Fund (a)		1,941,720
64,300	Industrial Select Sector SPDR Fund (a)		1,947,647
70,349	iPATH S&P 500 VIX Short-Term Futures ETN (a)(b)		1,587,777
7,000	PowerShares DB US Dollar Index Bullish Fund (a)(b)		166,180
15,000	ProShares UltraShort Basic Materials (a)(b)		523,800
47,100	ProShares UltraShort FTSE/Xinhua China 25 (a)(b)		1,685,709
	(Cost $8,403,851)		7,852,833

	Preferred Stock - 3.5%
	Banks - 1.0%
2,000	Ally Financial, 7.00%, (e)		1,642,563

	Diversified Financial Services - 2.5%
75,000	Citigroup Capital XII, 8.50% (d)		1,961,250
80,000	JPMorgan Chase Capital XXIX, 6.70% (a)		1,976,000
			3,937,250
	Total Preferred Stock - 3.5%
	(Cost $5,654,000)		5,579,813

	Warrants - 3.2%
651,290	Bank of America Corp. (a)		1,797,560
55,000	Ford Motor Co. (a)		266,200
163,659	JPMorgan Chase & Co. (a)		2,333,777
80,000	Wells Fargo & Co. (a)		687,200
	(Cost $4,617,577)		5,084,737

	Total Investments - 126.9%
	(Cost $192,979,504)		200,657,065
	Other Assets in excess of Liabilities - 4.8%		7,598,686
	Total Options Written (Premiums received $111,895) - (0.1%)		(83,545)
	Borrowings - (31.6%)		(50,000,000)
	Net Assets - 100.0%		$ 158,172,206

AB - Stock Company
ADR - American Depositary Receipt
BV - Limited Liability Company
LLC - Limited Liability Corp.
PLC - Public Limited Company
Pte. Ltd. - Private Limited
SA - Corporation
SAB de CV - Publicly Traded Company
SCA - Limited Partnership

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.
(b) Non-income producing security.
(c) The reference entity is denominated in Chinese Yuan, but traded in U.S. dollars.
(d) Variable rate or floating rate security. The rate shown is as of July 31, 2010.
(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to 18.5% of net assets.
(f) Security becomes a 0% coupon, accreting bond after December 15, 2013 with a 2.0% principal accretion rate.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poors.

	Country Breakdown*
	United States	76.8%
	Canada	3.7%
	United Kingdom	3.6%
	Bermuda	3.1%
	France	2.1%
	Cayman Islands	2.1%
	Ireland	1.4%
	Mexico	1.0%
	Sweden	1.0%
	Israel	0.9%
	India	0.9%
	Hong Kong	0.8%
	Luxembourg	0.7%
	Switzerland	0.6%
	Netherlands	0.5%
	Singapore	0.3%
	Japan	0.3%
	Indonesia	0.2%
*	As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended April 30, 2010.

Advent/Claymore Enhanced Growth & Income Fund

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written(a)	Month	Price	Value

10	2009 Dole Food Automatic Common Exchange Security Trust	August 2010	$ 12.50	$ 75
15	Alpha Natural Resources, Inc.	August 2010	40.00	1,575
50	Amylin Pharmaceuticals, Inc.	September 2010	22.00	1,800
20	Apple, Inc.	August 2010	280.00	1,300
25	ArcelorMittal	September 2010	36.00	800
10	Arris Group, Inc.	August 2010	12.50	50
25	Avis Budget Group, Inc.	September 2010	12.00	2,875
50	Bank of America Corp.	September 2010	16.00	600
20	Cameron International Corp.	August 2010	40.00	2,500
10	Carrizo Oil & Gas, Inc.	September 2010	22.50	400
50	Cemex SAB de CV	August 2010	11.00	250
10	Central European Distribution Corp.	August 2010	25.00	1,900
10	Cephalon, Inc.	August 2010	65.00	290
50	Chesapeake Energy Corp.	September 2010	24.00	950
25	CommScope, Inc.	August 2010	30.00	250
100	EMC Corp.	August 2010	20.00	3,300
25	Exxon Mobil Corp.	August 2010	65.00	150
100	Financial Select Sector SPDR Fund	September 2010	16.00	1,500
50	Fluor Corp.	August 2010	50.00	3,500
20	Ford Motor Co.	August 2010	13.00	680
20	Freeport-McMoRan Copper & Gold, Inc.	August 2010	75.00	2,480
10	General Electric Co.	August 2010	20.00	100
10	Hartford Financial Services Group, Inc.	August 2010	28.00	30
10	Hologic, Inc.	September 2010	17.50	125
100	Honeywell International, Inc.	September 2010	46.00	3,700
100	Industrial Select Sector SPDR Fund	September 2010	31.00	7,500
25	Intel Corp.	August 2010	23.00	75
100	iPATH S&P 500 VIX Short-Term Futures ETN	August 2010	30.00	2,500
25	JPMorgan Chase & Co.	August 2010	42.00	750
40	KeyCorp	September 2010	9.00	1,000
20	Life Technologies Corp.	September 2010	50.00	300
50	Lorillard, Inc.	September 2010	80.00	2,000
100	MGIC Investment Corp.	August 2010	10.00	1,000
20	MGM Resorts International	August 2010	12.00	580
50	Microsoft Corp.	August 2010	28.00	200
15	Navistar International Corp.	September 2010	55.00	2,625
10	Newmont Mining Corp.	August 2010	65.00	50
14	Omnicare Capital Trust II	August 2010	27.50	210
100	ON Semiconductor Corp.	August 2010	8.00	750
20	Peabody Energy Corp.	September 2010	48.00	2,560
50	PowerShares DB US Dollar Index Bullish Fund	August 2010	26.00	100
25	PPL Corp.	August 2010	27.50	1,000
25	ProShares UltraShort Basic Materials	August 2010	42.00	1,750
75	ProShares UltraShort FTSE/Xinhua China 25	August 2010	50.00	375
50	QUALCOMM, Inc.	August 2010	37.00	8,500
50	RadioShack Corp.	August 2010	24.00	1,250
10	Smithfield Foods, Inc.	August 2010	16.00	150
20	Sonic Automotive, Inc.	August 2010	10.00	1,000
25	Teva Pharmaceutical Industries Ltd.	September 2010	55.00	750
50	Textron, Inc.	August 2010	20.00	6,000
25	Transocean, Inc.	August 2010	52.50	1,550
10	Trinity Industries, Inc.	August 2010	25.00	100
25	UAL Corp.	August 2010	24.00	2,425
100	Valero Energy Corp.	August 2010	20.00	300
50	Verizon Communications, Inc.	September 2010	30.00	1,500
10	Wells Fargo & Co.	August 2010	31.00	40
15	Whiting Petroleum Corp.	August 2010	90.00	2,850
25	XL Group PLC	September 2010	20.00	625

	Total Options Written
	(Premiums received $111,895)			$ 83,545

(a) Non-income producing security.

At July 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 193,993,051	$ 12,211,952	$ (5,547,938)	$ 6,664,014

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available. The various input levels are not an indication of the risk associated with investing in those securities.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31,2010:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable inputs	Significant Unobservable Inputs
(Value in $000s)	(Level 1)	(Level 2)	(Level 3)	Total

Description

Assets:
Convertible Bonds	$ -	$ 86,809	$ -	$ 86,809
Convertible Preferred Stocks:
Auto Manufacturers	2,578	-	-	2,578
Banks	11,398	-	-	11,398
Diversified Financial Services	922	-	-	922
Electric	5,593	-	-	5,593
Food Products	-	1,155	-	1,155
Insurance	5,696	-	-	5,696
Oil & Gas	5,581	-	-	5,581
Pharmaceuticals	1,166	-	-	1,166
Real Estate	-	760	-	760
Telecommunications	-	3,509	-	3,509
Common Stocks	23,856	-	-	23,856
Corporate Bonds	-	33,116		33,116
Exchange Traded Funds	7,853	-	-	7,853
Preferred Stock:
Banks	-	1,643	-	1,643
Diversified Financial Services	3,937	-	-	3,937
Warrants	5,085	-	-	5,085
Foreign Exchange Currency Contracts	-	10	-	10
Total	$ 73,665	$ 127,002	$ -	$ 200,667

Liabilities:
Options Written	$ 84	$ -	$ -	$ 84
Foreign Exchange Currency Contracts	-	492	-	492
Total	$ 84	$ 492	$ -	$ 576

Forward exchange currency contracts

		Unrealized
		Appreciation/
Long Contracts	Current Value	(Depreciation)
Euro, 800,000 expiring 9/16/10	$ 1,042,188	$ (3,596)
Japanese Yen, 180,000,000 expiring 9/16/10	2,077,939	(5,877)

Total Long Contracts		(9,473)

		Unrealized
		Appreciation/
Short Contracts	Current Value	(Depreciation)
Euro, 2,500,000 expiring 9/16/10	$ (3,256,838)	$ (203,088)
Hong Kong Dollar, 3,990,000 expiring 8/02/10	(513,818)	(139)
Japanese Yen, 231,000,000 expiring 9/16/10	(2,666,688)	(139,336)
Pound Sterling, 2,660,000 expiring 9/16/10	(4,164,900)	(31,507)	*
Swiss Franc, 1,250,000 expiring 9/16/10	(1,195,350)	(98,282)

Total Short Contracts		(472,352)

Total unrealized depreciation on forward exchange currency contracts		$ (481,825)

*Net position shown.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
     Tracy V. Maitland
     President and Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 27, 2010

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 27, 2010